Goodwill - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Goodwill
Impairment of goodwill	¥ 0	$ 0	¥ 34,640	[1],[2]	¥ 0

[1]	HUYA Inc. consolidated 2022 statement of cash flows has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).